AB BOND FUNDS ("Bond Funds")
- AB Credit Long/Short Portfolio
- AB High Income Fund
- AB High Yield Portfolio
- AB Intermediate Bond Portfolio
- AB Global Bond Fund
- AB Limited Duration High Income Portfolio
- AB Unconstrained Bond Fund

AB INFLATION STRATEGIES
- AB Bond Inflation Strategy ("Bond Inflation Strategy")

AB MUNICIPAL INCOME PORTFOLIOS ("Municipal Portfolios")
- AB National Portfolio
- AB High Income Municipal Portfolio
- AB Arizona Portfolio
- AB California Portfolio
- AB Massachusetts Portfolio
- AB Michigan Portfolio
- AB Minnesota Portfolio
- AB New Jersey Portfolio
- AB New York Portfolio
- AB Ohio Portfolio
- AB Pennsylvania Portfolio
- AB Virginia Portfolio

AB INFLATION STRATEGIES
- AB Municipal Bond Inflation Strategy ("Municipal Bond Inflation Strategy")

AB TAX-AWARE FIXED INCOME PORTFOLIO ("Tax-Aware Fixed Income")

The Bond Funds and Bond Inflation Strategy, together, are hereinafter referred to as the "Taxable Fixed Income Funds".
The Municipal Portfolios, Municipal Bond Inflation Strategy and Tax-Aware Fixed Income, together, are hereinafter referred to as the "Municipal Fixed Income Funds".

Supplement dated November 24, 2015 to the following Statements of Additional Information, as amended (collectively, the "SAIs"):
Fund	SAI Date

Bond Funds	January 30, 2015
AB Inflation Strategies	January 30, 2014
Municipal Portfolios	September 30, 2015
Tax-Aware Fixed Income	January 30, 2015

* * * * *
Effective December 7, 2015, with respect to the Taxable Fixed Income Funds listed above, the following paragraph replaces the paragraph on commissions that may be paid to selected dealers or agents with respect to Class A share purchases in the section titled "Purchase of Shares—Class A Shares":
Commissions may be paid to selected dealers or agents who initiate or are responsible for Class A share purchases by a single shareholder of $1,000,000 or more that are not subject to an initial sales charge at up to the following rates: 1.00% on purchase amounts up to $5,000,000; plus 0.50% on purchase amounts over $5,000,000.  Commissions are paid based on cumulative purchases by a shareholder over the life of an account with no adjustments for redemptions, transfers or market declines.
Effective December 7, 2015, with respect to the Municipal Fixed Income Funds listed above, the following paragraph replaces the paragraph on commissions that may be paid to selected dealers or agents with respect to Class A share purchases in the section titled "Purchase of Shares—Class A Shares":
Commissions may be paid to selected dealers or agents who initiate or are responsible for Class A share purchases by a single shareholder of $500,000 or more that are not subject to an initial sales charge at up to the following rates: 1.00% on purchase amounts up to $5,000,000; plus 0.50% on purchase amounts over $5,000,000.  Commissions are paid based on cumulative purchases by a shareholder over the life of an account with no adjustments for redemptions, transfers or market declines.